Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted loss per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	For the years ended December 31,
	2018	2019	2020
	Ordinary shares		Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$

Numerator:
Net loss attributable to Burning Rock Biotech Limited’s shareholder	(177,497)	(169,156)	(304,440)	(46,658)	(102,795)	(15,754)
Accretion of convertible preferred shares	(54,849)	(165,011)	(48,359)	(7,411)	(16,329)	(2,503)

Net loss attributable to ordinary shareholders	(232,346)	(334,167)	(352,799)	(54,069)	(119,124)	(18,257)

Denominator:
Weighted-average number of ordinary shares outstandin g	22,378,876	23,483,915	51,313,708	51,313,708	17,324,848	17,324,848
Effect of unvested restricted shares	—	—	(4,077)	(4,077)	—	—
Weighted-average number of ordinary shares outstanding – basic and diluted	22,378,876	23,483,915	51,309,631	51,309,631	17,324,848	17,324,848

Loss per share—basic and diluted	(10.38)	(14.23)	(6.88)	(1.05)	(6.88)	(1.05)